Loans Payable (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017
Schedule of outstanding debt with detachable warrants
Original Principal		$ 9,548		$ 7,184
Additional Principal		257		197
Total Principal		$ 9,805		$ 7,381
Warrants		31,864,423		25,698,847
Debt discount		$ (1,893)		$ (1,916)
Total convertible promissory notes		$ 7,912		$ 5,465
12/28/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015		Dec. 28, 2015
Original Principal		$ 150		$ 150
Additional Principal		8		6
Total Principal		$ 158		$ 156
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		267,857		267,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
12/28/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015		Dec. 28, 2015
Original Principal		$ 500		$ 600
Additional Principal		25		24
Total Principal		$ 525		$ 624
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		892,857		892,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
12/28/2015 [Member
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015		Dec. 28, 2015
Original Principal		$ 600		$ 600
Additional Principal		30		24
Total Principal		$ 630		$ 624
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		1,071,429		1,071,429
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
10/26/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 26, 2015		Oct. 26, 2015
Original Principal		$ 300		$ 300
Additional Principal		16		23
Total Principal		$ 316		$ 313
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		535,714		535,714
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
10/15/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 15, 2015		Oct. 15, 2015
Original Principal		$ 150		$ 150
Additional Principal		8		7
Total Principal		$ 158		$ 157
Maturity Date		Aug. 24, 2019		Apr. 04, 2019
Warrants		267,857		267,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
10/15/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 15, 2015		Oct. 15, 2015
Original Principal		$ 500		$ 500
Additional Principal		28		23
Total Principal		$ 528		$ 523
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		892,857		892,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
6/23/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 23, 2015		Jun. 23, 2015
Original Principal		$ 400		$ 400
Additional Principal		25		21
Total Principal		$ 425		$ 421
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		640,000		640,000
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
6/23/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 23, 2015		Jun. 23, 2015
Original Principal		$ 119		$ 119
Additional Principal		37		31
Total Principal		$ 156		$ 150
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		935,210		935,210
Convertible debt interest rate, description	[1]	Refinanced May 20, 2015 debt, 14% interest		Refinanced May 20, 2015 debt, 14% interest
Debt Type		Convertible Promissory Note
5/20/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		May 20, 2015		May 20, 2015
Original Principal		$ 465		$ 465
Additional Principal
Total Principal		$ 465		$ 465
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		762,295		762,295
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% cash interest
Debt Type		Convertible Promissory Note
6/29/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 29, 2016		Jun. 29, 2016
Original Principal		$ 50		$ 50
Additional Principal		2		2
Total Principal		$ 52		$ 52
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		89,286		89,286
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
6/13/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 13, 2016		Jun. 13, 2016
Original Principal		$ 200		$ 200
Additional Principal		21		19
Total Principal		$ 221		$ 219
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		357,143		357,143
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
6/13/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 13, 2016		Jun. 13, 2016
Original Principal		$ 250		$ 250
Additional Principal		17		14
Total Principal		$ 267		$ 264
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants		446,429		446,429
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
5/3/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		May 03, 2016		May 03, 2016
Original Principal		$ 500		$ 500
Additional Principal		22		17
Total Principal		$ 522		$ 517
Maturity Date		Aug. 24, 2019		Apr. 04, 2019
Warrants		892,857		892,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest	[1]
Debt Type		Convertible Promissory Note
8/17/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Aug. 17, 2016		Aug. 17, 2016
Original Principal		$ 3,000		$ 3,000
Additional Principal		11
Total Principal		$ 3,011		$ 3,000
Maturity Date		Aug. 17, 2019		Aug. 17, 2019
Warrants		17,647,056		17,647,056
Convertible debt interest rate, description		8.0% interest	[2]	8.0% interest
Debt Type		Term Loan
6/30/2018 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 30, 2018
Original Principal		$ 264
Additional Principal
Total Principal		$ 264
Maturity Date		Jun. 30, 2021
Warrants
Convertible debt interest rate, description	[3]	0.0% interest
Debt Type		Secured Disbursed Escrow Promissory Note
4/27/2018 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Apr. 27, 2018
Original Principal		$ 1,100
Additional Principal		4
Total Principal		$ 1,104
Maturity Date		Jan. 16, 2019
Warrants		4,313,725
Convertible debt interest rate, description	[2]	8.0% interest
Debt Type		Revolving Loan
1/16/2018 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jan. 16, 2018
Original Principal		$ 1,000
Additional Principal		3
Total Principal		$ 1,003
Maturity Date		Jan. 16, 2019
Warrants		1,851,851
Convertible debt interest rate, description	[2]	8.0% interest
Debt Type		Revolving Loan
8/17/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date				Aug. 17, 2016
Original Principal				$ 3,000
Additional Principal
Total Principal				$ 3,000
Maturity Date				Aug. 17, 2019
Warrants				17,647,056
Convertible debt interest rate, description				8.0% interest
6/29/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date				Jun. 29, 2016
Original Principal				$ 50
Additional Principal				2
Total Principal				$ 52
Maturity Date				Apr. 10, 2019
Warrants				89,286
Convertible debt interest rate, description				14% interest
6/23/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 23, 2015		Jun. 23, 2015
Original Principal		$ 400		$ 400
Additional Principal				21
Total Principal		$ 425		$ 421
Maturity Date		Aug. 24, 2019		Apr. 10, 2019
Warrants				640,000
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal		14% interest
Debt Type		Convertible Promissory Note
6/23/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 23, 2015		Jun. 23, 2015
Original Principal		$ 119		$ 119
Additional Principal		31
Total Principal		$ 150		$ 156
Maturity Date		Apr. 10, 2019		Aug. 24, 2019
Warrants		935,210
Convertible debt interest rate, description		Refinanced May 20, 2015 debt, 14% interest *	[1]	14% interest - 12% cash, 2% added to principal
Debt Type		Convertible Promissory Note

[1]	12.0% cash, 2.0% added to principal
[2]	8.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding PIK interest); 8.0% cash, 2.0% PIK when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest)
[3]	0.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding paid-in-kind (''PIK'') interest); 8.0% cash, when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest)